PROPERTY AND EQUIPMENT (Details) - USD ($)	Jan. 31, 2022	Oct. 31, 2021	Oct. 30, 2021	Oct. 31, 2020	Oct. 30, 2020
PROPERTY AND EQUIPMENT
Property and equipment		$ 102,208		$ 95,084
Less: accumulation depreciation	$ 89,645	91,794		82,919
Net property and equipment	$ 9,451	$ 10,414	$ 10,414	$ 12,165	$ 12,165